Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 3,147	$ 2,848
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,532	1,314
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 1,615	$ 1,534